COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Shares/Units	Value
COMMON STOCK	98.2%
AUSTRALIA	5.6%
REAL ESTATE—DATA CENTERS	0.9%
NEXTDC Ltd.(a)		627,509	$4,966,427

TOLL ROADS	4.7%
Transurban Group		2,752,164	27,844,211

TOTAL AUSTRALIA			32,810,638

BELGIUM	0.5%
ELECTRIC
Elia Group SA/NV		28,295	3,115,747

BRAZIL	1.8%
ELECTRIC	0.4%
Neoenergia SA		866,804	2,564,076

MARINE PORTS	0.4%
Santos Brasil Participacoes SA		1,957,961	2,372,379

RAILWAYS	1.0%
Rumo SA(a)		1,635,008	5,882,212

TOTAL BRAZIL			10,818,667

CANADA	10.6%
ELECTRIC	2.6%
Emera, Inc.		196,443	8,742,784
Hydro One Ltd., 144A(b)		287,183	6,688,825

			15,431,609

PIPELINES—C-CORP	5.9%
Enbridge, Inc.		477,806	17,405,871
Gibson Energy, Inc.		161,864	2,868,395
Pembina Pipeline Corp.		337,865	9,759,290
TC Energy Corp.		92,299	4,231,197

			34,264,753

RAILWAYS	2.1%
Canadian Pacific Railway Ltd.		32,549	12,432,180

TOTAL CANADA			62,128,542

CHINA	4.5%
GAS DISTRIBUTION	1.6%
Enn Energy Holdings Ltd., (H shares)		571,900	9,173,529

		Shares/Units	Value
MARINE PORTS	0.5%
COSCO SHIPPING Ports Ltd., (H shares)		3,536,564	$2,574,826

TOLL ROADS	0.8%
Zhejiang Expressway Co., Ltd., (H shares)		5,504,000	4,878,064

UTILITIES—WATER UTILITIES	1.6%
Guangdong Investment Ltd., (H shares)		5,911,128	9,626,179

TOTAL CHINA			26,252,598

FRANCE	2.9%
AIRPORTS	1.0%
Aeroports de Paris(a)		48,144	5,753,118

ELECTRIC	0.2%
Engie SA(a)		97,718	1,387,159

TOLL ROADS	1.7%
Eiffage SA(a)		45,345	4,539,111
Vinci SA		54,231	5,555,807

			10,094,918

TOTAL FRANCE			17,235,195

HONG KONG	1.0%
GAS DISTRIBUTION
Hong Kong and China Gas Co., Ltd.		3,758,000	5,945,820

INDIA	0.5%
MARINE PORTS
Adani Ports & Special Economic Zone Ltd.(a)		314,052	3,017,081

ITALY	2.2%
ELECTRIC	1.2%
Enel S.p.A.		693,197	6,904,063

GAS DISTRIBUTION	1.0%
Snam S.p.A.		1,033,133	5,728,232

TOTAL ITALY			12,632,295

JAPAN	2.9%
ELECTRIC	1.7%
Chubu Electric Power Co., Inc.		336,400	4,329,375
Kansai Electric Power Co., Inc. (The)		526,300	5,694,354

			10,023,729

RAILWAYS	1.2%
West Japan Railway Co.		125,900	6,975,809

		Shares/Units	Value
TOTAL JAPAN			$16,999,538

MEXICO	2.0%
AIRPORTS
Grupo Aeroportuario del Centro Norte SAB de CV(a)		645,990	4,075,146
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)		710,101	7,412,469

TOTAL MEXICO			11,487,615

NEW ZEALAND	1.2%
AIRPORTS
Auckland International Airport Ltd.(a)		1,318,779	7,220,917

SPAIN	4.3%
AIRPORTS	2.5%
Aena SME SA, 144A (a),(b)		92,778	15,047,145

COMMUNICATIONS—TOWERS	1.8%
Cellnex Telecom SA, 144A (b)		181,788	10,467,275

TOTAL SPAIN			25,514,420

THAILAND	2.3%
AIRPORTS
Airports of Thailand PCL		6,057,200	13,374,298

UNITED KINGDOM	1.2%
ELECTRIC
National Grid PLC		585,868	6,978,331

UNITED STATES	54.7%
COMMUNICATIONS—TOWERS	8.5%
American Tower Corp.		89,784	21,463,763
Crown Castle International Corp.		68,588	11,806,052
SBA Communications Corp.		60,090	16,677,980

			49,947,795

ELECTRIC	28.6%
Alliant Energy Corp.		252,857	13,694,735
CenterPoint Energy, Inc.		421,200	9,540,180
CMS Energy Corp.		107,625	6,588,803
Entergy Corp.		101,945	10,140,469
Evergy, Inc.		189,526	11,282,483
FirstEnergy Corp.		404,203	14,021,802
NextEra Energy, Inc.		461,764	34,913,976
NorthWestern Corp.(c)		157,210	10,250,092
Portland General Electric Co.		217,152	10,308,206

		Shares/Units	Value
PPL Corp.		205,516	$5,927,081
Public Service Enterprise Group, Inc.		281,637	16,957,364
Southern Co. (The)		249,557	15,512,463
Xcel Energy, Inc.		129,406	8,606,793

			167,744,447

FREIGHT RAILS	3.5%
Kansas City Southern		47,880	12,636,490
Union Pacific Corp.		36,628	8,073,177

			20,709,667

GAS DISTRIBUTION	0.9%
NiSource, Inc.		229,421	5,531,340

PIPELINES—C-CORP	4.2%
Cheniere Energy, Inc.(a)		136,421	9,823,676
Targa Resources Corp.		166,544	5,287,772
Williams Cos., Inc.		405,669	9,610,299

			24,721,747

RAILWAYS	4.5%
Norfolk Southern Corp.		98,234	26,377,794

REAL ESTATE—DATA CENTERS	0.8%
CyrusOne, Inc.(c)		67,800	4,591,416

UTILITIES—WATER UTILITIES	3.7%
American Water Works Co., Inc.		90,973	13,638,672
Essential Utilities, Inc.		180,523	8,078,404

			21,717,076

TOTAL UNITED STATES			321,341,282

TOTAL COMMON STOCK (Identified cost—$482,070,212)			576,872,984

		Number of Rights
RIGHTS—ITALY	0.0%
GAS DISTRIBUTION
Snam S.p.A., expires 4/7/21(a),(d)		927,337	979

TOTAL RIGHTS (Identified cost—$0)			979

		Shares/Units	Value
SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(e)		5,904,886	$5,904,886

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,904,886)			5,904,886

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$487,975,098)	99.2%		582,778,849
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		4,911,562
WRITTEN OPTION CONTRACTS	(0.0)		(14,495)

NET ASSETS	100.0%		$587,675,916

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Call — Southern Co. (The)	$62.50	4/16/21	(223)	$(1,386,168)	$(13,372)	$(14,495)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $32,203,245 which represents 5.5% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	All or a portion of the security is pledged in connection with written option contracts. $1,676,680 in aggregate has been pledged as collateral.
(d)	Security value is determined based on significant unobservable inputs (Level 3).
(e)	Rate quoted represents the annualized seven-day yield.
(f)	Represents the number of contracts multiplied by notional contract size multiplied by underlying price.

Sector Summary	% of Net Assets
Electric	36.4
Communications	10.3
Pipelines—C-Corp	10.1
Airports	9.0
Railways	8.8
Toll Roads	7.2
Utilities	5.3
Gas Distribution	4.5
Freight Rails	3.5
Real Estate	1.7
Marine Ports	1.4
Other	1.8

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Thailand	$13,374,298	$—	$13,374,298	$—
Other Countries	563,498,686	563,498,686	—	—
Rights	979	—	—	979
Short-Term Investments	5,904,886	—	5,904,886	—

Total Investments in Securities(a)	$582,778,849	$563,498,686	$19,279,184	$979

Written Option Contracts	$(14,495)	$(14,495)	$—	$—

Total Derivative Liabilities(a)	$(14,495)	$(14,495)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s written option contracts activity for the three months ended March 31, 2021:

Written Option Contracts
Average Notional Amount(a)	$4,093,268

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.